Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (65,101)	$ (18,367)
Other comprehensive income:
Change in fair value of convertible promissory notes due to own credit		3,856
Comprehensive loss	$ (65,101)	$ (14,511)